FINANCIAL INSTRUMENTS - Disclosure of detailed information about classification of financial instruments (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	May 31, 2020	May 31, 2019
Amortized cost:
Cash	$ 2,344,246	$ 5,299,904	$ 3,600,409
Royalty, derivative royalty, and stream receivables	1,175,602	1,547,895	0
Other receivables	125,571	265,680	39,180
Fair value through profit or loss:
Derivative royalty asset	4,034,007	6,432,610	0
Marketable securities	34,027	43,984	27,603
Total financial assets	7,713,453	13,590,073	3,667,192
Amortized cost:
Trade and other payables	1,089,219	1,772,304	1,254,123
Loans payable	10,514,644	3,062,706	3,523,570	$ 2,146,124
Total financial liabilities	$ 11,603,863	$ 4,835,010	$ 4,777,693